Critical accounting estimates and judgments - Summary of Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]	Sep. 30, 2017	Dec. 31, 2016	[1]	Sep. 30, 2016
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 2,277,372	$ 1,645,089			$ 1,496,397
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Goodwill				$ 3,966			$ 5,012
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Goodwill				2,107			2,622
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill				6,073			7,634
Closing net book value of PPE items and other assets allocated to CGUs tested				618,818			719,558
Total assets allocated to CGUs tested				$ 624,891			$ 727,192

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.